Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000027415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000027415 [Member] | Thermo Fisher Scientific Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027415 [Member] | Mastercard Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027415 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027415 [Member] | Safran S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027415 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027415 [Member] | London Stock Exchange Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027415 [Member] | Canadian Pacific Kansas City Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027415 [Member] | Vinci S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027415 [Member] | UnitedHealth Group Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027415 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027415 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000027415 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000027415 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000027415 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000027415 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000027415 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027415 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	49.60%
C000027415 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	19.30%
C000027415 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000027415 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027415 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027415 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.30%
C000027415 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000027415 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027415 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000027413 [Member] | Thermo Fisher Scientific Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027413 [Member] | Mastercard Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027413 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027413 [Member] | Safran S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027413 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027413 [Member] | London Stock Exchange Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027413 [Member] | Canadian Pacific Kansas City Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027413 [Member] | Vinci S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027413 [Member] | UnitedHealth Group Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027413 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027413 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000027413 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000027413 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000027413 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000027413 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000027413 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027413 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	49.60%
C000027413 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	19.30%
C000027413 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000027413 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027413 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027413 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.30%
C000027413 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000027413 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027413 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000027420 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027420 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027420 [Member] | CRH PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027420 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027420 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027420 [Member] | The Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027420 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027420 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027420 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027420 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027420 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000027420 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027420 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027420 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027420 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027420 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000027420 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027420 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027420 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027420 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000027422 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027422 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027422 [Member] | CRH PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027422 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027422 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027422 [Member] | The Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027422 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027422 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027422 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027422 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000027422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000027422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027422 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000027422 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000081950 [Member] | Apogee Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081950 [Member] | Intuitive Machines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081950 [Member] | Silicon Motion Technology Corp ADR Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081950 [Member] | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081950 [Member] | Circle Internet Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081950 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081950 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081950 [Member] | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081950 [Member] | Applied Optoelectronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081950 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000081950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000081950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000081950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000081950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000081950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000081950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000081950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000081950 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000081950 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000027423 [Member] | Apogee Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027423 [Member] | Intuitive Machines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027423 [Member] | Silicon Motion Technology Corp ADR Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027423 [Member] | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027423 [Member] | Circle Internet Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027423 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027423 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027423 [Member] | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027423 [Member] | Applied Optoelectronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027423 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000027423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000027423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000027423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027423 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000027423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000081949 [Member] | Apogee Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081949 [Member] | Intuitive Machines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081949 [Member] | Silicon Motion Technology Corp ADR Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081949 [Member] | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081949 [Member] | Circle Internet Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081949 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081949 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081949 [Member] | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081949 [Member] | Applied Optoelectronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081949 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000081949 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000081949 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000081949 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081949 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000081949 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000081949 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000081949 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000081949 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081949 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000081949 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000081949 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000027424 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000027424 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027424 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027424 [Member] | Zijin Mining Group Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027424 [Member] | Contemporary Amperex Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027424 [Member] | Samsung Electronics Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027424 [Member] | Sieyuan Electric Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027424 [Member] | Weichai Power Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027424 [Member] | WuXi AppTec Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027424 [Member] | NAURA Technology Group Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000027424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000027424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000027424 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000027424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027424 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	78.80%
C000027424 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	5.40%
C000027424 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.00%
C000027424 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.80%
C000027424 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000105228 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000105228 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000105228 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000105228 [Member] | Zijin Mining Group Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105228 [Member] | Contemporary Amperex Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105228 [Member] | Samsung Electronics Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105228 [Member] | Sieyuan Electric Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000105228 [Member] | Weichai Power Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105228 [Member] | WuXi AppTec Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105228 [Member] | NAURA Technology Group Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000105228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000105228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000105228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000105228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000105228 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105228 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	78.80%
C000105228 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	5.40%
C000105228 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.00%
C000105228 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.80%
C000105228 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000105228 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000158522 [Member] | FNMA 4 500 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158522 [Member] | JobsOhio Beverage System Series B 4 532 01 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158522 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158522 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158522 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158522 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158522 [Member] | FNMA 5 500 02 01 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158522 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158522 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158522 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158522 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158522 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000158522 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000158522 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000158522 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000158522 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000158522 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158522 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000158522 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000158522 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158522 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158522 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000158522 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000027427 [Member] | FNMA 4 500 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027427 [Member] | JobsOhio Beverage System Series B 4 532 01 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027427 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027427 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027427 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027427 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027427 [Member] | FNMA 5 500 02 01 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027427 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027427 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027427 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027427 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000027427 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000027427 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000027427 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000027427 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000027427 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000027427 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027427 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000027427 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000027427 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027427 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027427 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000027427 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000158523 [Member] | FNMA 4 500 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158523 [Member] | JobsOhio Beverage System Series B 4 532 01 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158523 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158523 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158523 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158523 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158523 [Member] | FNMA 5 500 02 01 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158523 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158523 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158523 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158523 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158523 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000158523 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000158523 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000158523 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000158523 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000158523 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158523 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000158523 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000158523 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158523 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158523 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000158523 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%